Property, plant and equipment - Summary of Maturity of Lease Liabilities (Detail) £ in Thousands	Dec. 31, 2021 GBP (£)
Disclosure of maturity analysis of operating lease payments [line items]
Maturity of Lease liabilities	£ 2,376
Within 1 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Maturity of Lease liabilities	622
Between 1 and 3 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Maturity of Lease liabilities	972
Between 3 and 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Maturity of Lease liabilities	£ 782